Share Based Payment - Schedule of the Information Required by IFRS 2 for the PSUs, Equity-Settled RSUs and the Compound RSUs (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
PSUs [Member]
Share Based Payment - Schedule of the Information Required by IFRS 2 for the PSUs, Equity-Settled RSUs and the Compound RSUs (Details) [Line Items]
Vesting Period	2 Years
Maximum term of options	2 years
Method of settlement	Equity
Classification	Equity-settled
Reconciliation:
Outstanding at beginning of the period
Granted during the period	323,777
Forfeited during the period
Expired during the period
Outstanding at end of the period	323,777
Weighted average exercise price (in Dollars per share) | $ / shares
Weighted average remaining contractual life	23 years
Equity-settled RSUs [Member]
Share Based Payment - Schedule of the Information Required by IFRS 2 for the PSUs, Equity-Settled RSUs and the Compound RSUs (Details) [Line Items]
Vesting Period	6 months
Maximum term of options	6 Months
Method of settlement	Equity
Classification	Equity-settled
Reconciliation:
Outstanding at beginning of the period
Granted during the period	124,617
Forfeited during the period
Expired during the period
Outstanding at end of the period	124,617
Weighted average exercise price (in Dollars per share) | $ / shares
Weighted average remaining contractual life	3 years
Compound RSUs [Member]
Share Based Payment - Schedule of the Information Required by IFRS 2 for the PSUs, Equity-Settled RSUs and the Compound RSUs (Details) [Line Items]
Vesting Period	2 Years
Maximum term of options	2 Years
Method of settlement	Choice of equity or cashless basis (investment in an approved investment fund)
Classification	Compound: equity-settled and cash-settled
Reconciliation:
Outstanding at beginning of the period
Granted during the period	323,777
Forfeited during the period
Expired during the period
Outstanding at end of the period	323,777
Weighted average exercise price (in Dollars per share) | $ / shares
Weighted average remaining contractual life	17 years